Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit fees:
Fees payable to the Company's auditor(1) and its associates for the audit of the Santander UK group's annual accounts	£ 7.8	£ 4.9	£ 3.8
- Audit of the Santander UK group's subsidiaries	1.4	1.1	1.8
Total audit fees	9.2	6.0	5.6
Non-audit fees:
Audit-related assurance services	1.6	1.3	3.2
Taxation compliance services		0.1	0.2
Other assurance services	0.1
Other non-audit services	0.4	1.9	1.7
Total non-audit fees	£ 2.1	£ 3.3	£ 5.1